Statements Of Changes In Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements Of Changes In Equity [Abstract]
Other comprehensive income, tax expense (benefit)	$ 1,574	$ (10,400)	$ (1,801)